Other Non-Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Other Noncurrent Assets [Line Items]
Advanced payments		$ 17,177	$ 15,934
Capitalized origination fees on bank loans		82,375	83,236
Capitalized export credit agency and insurance fees		10,560	13,575
Total bonding requirements		25,184	21,170
Collateralized cash deposits and investments		5,310	5,252
Investments maturity period		90 days
Insured bonding program included bonding capacity		41,000	50,000
Insured bonding program		21,261	20,860
Cash and investment collateral		5,000	4,942
Increase in insured bonding requirements to secure permits	3,078
Bank loans [Member]
Other Noncurrent Assets [Line Items]
Capitalized origination fees on bank loans		$ 71,815	$ 69,661